Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,705
Impairment	6,321		$ 636
Amortization	1,438	$ 196	6,634
Ending balance	9,599	1,705
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	22,529	20,717
Additions	15,968
Impairment	(6,959)
Effect of movements in exchange rates	(1,323)	1,812
Ending balance	29,818	22,529	20,717
Transfers within intangible assets	(397)
Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	20,824	18,961
Impairment	(638)
Amortization	1,438	196
Effect of movements in exchange rates	(1,008)	1,667
Ending balance	20,219	20,824	18,961
Transfers within intangible assets	(397)
Licences
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,705
Additions	7,038
Ending balance	0	1,705
Licences | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,910	1,756
Additions	7,038
Impairment	(6,959)
Effect of movements in exchange rates	(135)	154
Ending balance	0	1,910	1,756
Transfers within intangible assets	(1,854)
Licences | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	205	0
Impairment	(638)
Amortization	841	196
Effect of movements in exchange rates	(11)	9
Ending balance	0	205	0
Transfers within intangible assets	(397)
Patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	9,599	0
Patents | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,484	14,239
Additions	8,930
Impairment	0
Effect of movements in exchange rates	(942)	1,245
Ending balance	24,929	15,484	14,239
Transfers within intangible assets	1,457
Patents | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,484	14,239
Impairment	0
Amortization	597	0
Effect of movements in exchange rates	(751)	1,245
Ending balance	15,330	15,484	14,239
Trademarks
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Trademarks | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,365	4,014
Additions	0
Impairment	0
Effect of movements in exchange rates	(209)	351
Ending balance	4,156	4,365	4,014
Trademarks | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,365	4,014
Impairment	0
Amortization	0	0
Effect of movements in exchange rates	(209)	351
Ending balance	4,156	4,365	4,014
Customer list
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Customer list | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	770	708
Additions	0
Impairment	0
Effect of movements in exchange rates	(37)	62
Ending balance	733	770	708
Customer list | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	770	708
Impairment	0
Amortization	0	0
Effect of movements in exchange rates	(37)	62
Ending balance	$ 733	$ 770	$ 708